Earnings per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic EPS
Net Income (Loss)	$ 412,293	$ 409,167	$ 411,768
Shares (Denominator)	62,171,914	62,180,448	62,082,827
Per Share Amount (in dollars per share)	$ 6.63	$ 6.58	$ 6.63
Diluted EPS
Net Income (Loss)	$ 412,293	$ 409,167	$ 411,768
Potential dilutive common shares	84,993	117,830	138,774
Shares (Denominator)	62,256,907	62,298,278	62,221,601
Per Share Amount (in dollars per share)	$ 6.62	$ 6.57	$ 6.62